Loans Receivable - Provision For Loan Losses by Loan Type and Lending Commitments (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan loss	$ 3,611,000	$ 5,375,000	$ 43,034,000	$ 19,741,000	$ 35,005,000
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan loss	3,611,000	5,375,000	43,034,000	19,741,000	35,005,000
Non-PCI Loans | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan loss	0	2,662,000	22,557,000	7,534,000	5,815,000
PCI Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan and lease loss, recovery of bad debts			4,100,000	6,300,000	0
PCI Loans | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan loss	3,611,000	$ 2,713,000	20,477,000	$ 12,207,000	$ 29,190,000
Investment Commitments | Consolidated Real Estate Debt Investments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other commitments	227,500,000		180,900,000
Parent | Investment Commitments | Consolidated Real Estate Debt Investments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other commitments	$ 99,800,000		$ 77,800,000